Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1. Organization and Principal Activities

Phoenix New Media Limited (“PNM”, or the “Company”) was incorporated in the Cayman Islands on November 22, 2007 by Phoenix Satellite Television (B.V.I.) Holding Limited (the “Parent”), a subsidiary of Phoenix Media Investment (Holdings) Limited (“Phoenix TV”). As of December 31, 2023, the Company had eleven subsidiaries, two variable interest entities (“VIEs”) and eighteen subsidiaries of VIEs. The Company, its subsidiaries, VIEs and subsidiaries of the VIEs are hereinafter collectively referred to as the “Group”. Phoenix TV, its subsidiaries and VIEs excluding the Group are collectively referred to as the Phoenix TV Group. The Group generates revenues from providing advertising services and paid services, which include paid contents, E-commerce and others. While the Group’s VIEs hold certain licenses and approvals to operate Internet-related businesses in the People’s Republic of China (“China” or the “PRC”), they are also in the process of applying for certain licenses for the operations of their businesses, including an Internet audio-visual program transmission license and an Internet news license.

Major subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2023 are set out below:

Name	Place of Incorporation	Date of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Tianjin Fengying Hongda Culture Communication Co., Ltd. (“Fengying Hongda”)	PRC	March 13, 2017	100%	Advertising
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Beijing Fenghuang Ronghe Investment Co., Ltd. (“Fenghuang Ronghe”)	PRC	September 18, 2015	100%	Investment holding
Subsidiaries of VIEs:
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Paid services
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”)	PRC	June 1, 2012	100%	Paid services
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	PRC	May 31, 2013	50%	Advertising
Shanghai Fengyu Shixun Technology Co., Ltd. (“Fengyu Shixun”)	PRC	December 21, 2016	100%	Advertising and paid services
Beijing Fengyue Culture Technology Co., Ltd. (“Fengyue Culture”)	PRC	January 19, 2017	100%	Paid services
Hainan Lefeng Culture Communication Co., Ltd. (“Lefeng”)	PRC	December 30, 2020	100%	Advertising
Fenghuang Feiyang (Guangzhou) International Culture Communication Co., Ltd.(“Feiyang Guangzhou”)	PRC	September 29, 2022	100%	Advertising

In order to comply with Chinese laws and regulations that prohibit or restrict foreign ownership of companies that operate Internet content and advertising businesses, a series of agreements (the “Contractual Agreements”) were entered into among Fenghuang On-line, Tianying Jiuzhou, Yifeng Lianhe and their legal shareholders in 2009, and among Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”), Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”), and their legal shareholders in 2015.

In March 2021, shareholders of Yifeng Lianhe transferred all of their equity interest in Yifeng Lianhe to Fenghuang Ronghe, and Yifeng Lianhe became a wholly owned subsidiary of Fenghuang Ronghe. Fenghuang On-line terminated the contractual agreements with Yifeng Lianhe and then entered into a series of new contractual arrangements with Fenghuang Ronghe. The contractual arrangements with Fenghuang Ronghe and their respective shareholders allow the Group to direct the activities that most significantly impact the economic performance of Fenghuang Ronghe and its subsidiary, Yifeng Lianhe, and to derive substantially all of the economic benefits from them.

1. Organization and Principal Activities (Continued)

The Group operates digital reading business through Fengyu Network. Historically, the Group directed the activities that most significantly impact the economic performance of Fengyu Network and derived substantially all of the economic benefits from Fengyu Network through the contractual arrangements entered into among Qieyiyou, Chenhuan and the shareholders of Chenhuan, which previously wholly owned Fengyu Network. In order to streamline organizational structure and control operational costs, the Group terminated such contractual arrangements in August 2022 and Fengyu Network is currently wholly owned by Tianying Jiuzhou.

Through the aforementioned activities, Tianying Jiuzhou and Fenghuang Ronghe are considered as VIEs in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Fenghuang On-line has been entitled to substantially all the economic risks and rewards associated with the VIEs, and is the primary beneficiaries of the VIEs.

Voting Right Entrustment Agreements

Pursuant to the voting right entrustment agreements among the VIEs, their legal shareholders and Fenghuang On-line, each legal shareholder of the VIEs agreed to grant a person designated by Fenghuang On-line the right to exercise their rights as shareholders, including all voting rights, as well as rights to attend and propose the convening of shareholder meetings. Unless otherwise required by law, the voting right entrustment agreements will remain in effect indefinitely unless both parties agree to terminate the agreements in writing, or unless the Fenghuang On-line decide in their discretion to terminate the relevant agreements.

Exclusive Equity Option Agreements

Under the exclusive equity option agreements among the VIEs, their legal shareholders and Fenghuang On-line, legal shareholders of the VIEs irrevocably granted Fenghuang On-line or its designated person an irrevocable, unconditional and exclusive option to purchase, to the extent permitted by applicable PRC laws, all of the equity interest in the VIEs from the legal shareholders. The purchase price for the entire equity interest of each VIE is to be calculated based on the paid-up amount of the relevant equity interest or the minimum price permitted by applicable PRC laws. The exclusive equity option agreements will remain in effect until all of the equity interest in the VIEs has been duly transferred to Fenghuang On-line or its designated representatives.

Loan Agreements

Pursuant to the loan agreements among Fenghuang On-line, and legal shareholders of their VIEs, Fenghuang On-line granted interest-free loans to the legal shareholders of the VIEs for an amount that is equal to their respective capital contribution in the VIEs. The loans can be repaid only with proceeds from the sale of all of the respective shareholder’s equity interest in the applicable VIE to Fenghuang On-line, or its designated representatives pursuant to the applicable exclusive equity option agreements. The term of each loan is ten years, and may be extended upon mutual agreements of the parties. On December 31, 2019, Tianying Jiuzhou and Fenghuang On-line entered into a supplemental agreement to extend the loan for a term of ten years upon expiration of the original loan agreement on the same day.

Equity Pledge Agreements

Under the equity pledge agreements among the VIEs, their legal shareholders and Fenghuang On-line, the legal shareholders of the VIEs have pledged their equity interest in the VIEs to Fenghuang On-line to secure the performance of the obligations of the VIEs and their legal shareholders under the applicable exclusive technical licensing and services agreements, voting right entrustment agreements, exclusive equity option agreements and loan agreements. The equity pledge agreements will remain in effect until the secured obligations have been fully performed by the VIEs or released by Fenghuang On-line.

Exclusive Technical Licensing and Service Agreements

Under the exclusive technical licensing and service agreements between Fenghuang On-line and each of the VIEs, Fenghuang On-line has the exclusive right to provide technical and consulting services to their respective VIEs. The VIEs have agreed to pay a service fee to Fenghuang On-line equal to a certain percentage of their respective annual revenues plus a special service fee for certain services rendered by Fenghuang On-line at the request of the VIEs. The technical service agreements also transfer all of the economic benefits of intellectual property created by the VIEs to Fenghuang On-line. Each exclusive technical services agreement will remain in effect indefinitely and can be terminated only by Fenghuang On-line unless otherwise required by law.

1. Organization and Principal Activities (Continued)

The Group has evaluated the relationship among the Company, Fenghuang On-line and the VIEs in accordance with U.S. GAAP. Pursuant to the voting right entrustment agreements, the Company has obtained power, as granted by the legal shareholders by the applicable PRC law and under the articles of association of the VIEs, to direct all significant activities of the VIEs, which include but are not limited to budgeting, financing, and making other strategic and operational decisions, and will significantly impact the VIEs’ economic performance. Pursuant to the exclusive technical licensing and service agreements and other agreements, the Company has the right to receive benefits of the VIEs in the form of technical service fees, which could potentially be significant to the VIEs’ net income. In addition, the Company has the right to receive all the residual assets of the VIEs through exercise of the exclusive equity option agreements. As a result, the Company, through Fenghuang On-line, is considered the primary beneficiary of the VIEs and therefore includes the VIEs’ assets, liabilities and operating results in its consolidated financial statements.

Risks in relation to the VIE structure

The Company is not an operating company in China but a Cayman Islands holding company, which has no equity ownership in the VIEs, with operations primarily conducted by its PRC subsidiaries and through contractual arrangements with the VIEs based in China. The Company operates part businesses in China through the VIEs, and rely on contractual arrangements among its PRC subsidiaries, the VIEs and their respective shareholders to direct the activities that most significantly impact the economic performance of the VIEs and to derive substantially all of the economic benefits from them. Revenue contributed by the VIEs and subsidiaries of the VIEs accounted for 44.7%, 44.5% and 43.4% of the Group’s total revenues for the years ended December 31, 2021, 2022 and 2023, respectively.

The Group’s corporate structure is subject to risks associated with its contractual arrangements with the VIEs. Investors may never directly hold equity interest in the VIEs. It is possible that the Group’s operation of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses, or if these regulations or their interpretations change in the future, the Group could be subject to severe penalties, forced to relinquish its interests in those operations or required to restructure its ownership structure or operations, including terminating the contractual arrangements with the VIEs or deregistering the equity pledge of the VIEs, which in turn would affect its ability to consolidate and derive economic interests from the VIEs and thus have a material effect on its operations and result in the value of its ADSs diminishing substantially.

Under the Contractual Agreements with the VIEs, the Company has the power to direct the activities of all the VIEs and subsidiaries of the VIEs, and can have assets transferred out of the VIEs and subsidiaries of the VIEs. Therefore, the Company considers itself the ultimate primary beneficiary of the VIEs and there is no asset of the VIEs that can only be used to settle obligations of the VIEs and subsidiaries of the VIEs, except for registered capital and PRC statutory reserves of the VIEs and subsidiaries of the VIEs amounting to RMB25.2 million as of December 31, 2023. As all the VIEs and subsidiaries of the VIEs are incorporated as limited liability companies under the PRC Company Law, the creditors of the VIEs and subsidiaries of the VIEs do not have recourse to the general credit of the Company. The amounts of the consolidated VIEs’ current liabilities without recourse to the Company disclosed on the face of the consolidated balance sheets have excluded the amounts due to inter-company entities. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. However, as the Company is conducting certain businesses through the VIEs and subsidiaries of the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

1. Organization and Principal Activities (Continued)

The following tables set forth the summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs and their subsidiaries (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	33,626	110,958
Term deposits and short-term investments	14,207	167,097
Accounts receivable, net	175,544	84,809
Amounts due from related parties	34,225	31,204
Amounts due from inter-company entities	124,932	55,006
Other current assets	19,017	16,668
Current assets	401,551	465,742
Equity investments, net	101,389	88,221
Deferred income tax assets, net	46,769	27,841
Operating lease right-of-use assets, net	46,294	28,486
Other non-current assets	40,680	26,215
Non-current assets	235,132	170,763
Total assets	636,683	636,505
Accounts payable	57,363	37,310
Amounts due to related parties	27,296	6,106
Amounts due to inter-company entities	650,800	789,452
Advances from customers	20,653	21,423
Taxes payable	82,355	72,581
Salary and welfare payable	53,844	37,440
Accrued expenses and other current liabilities	69,183	56,548
Current liabilities	961,494	1,020,860
Non-current liabilities	49,000	29,870
Total liabilities	1,010,494	1,050,730

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues	487,323	376,120	340,421
Gross profit	227,819	112,851	103,852
Net loss	(153,574)	(43,898)	(41,008)

Notes:

(1)
For the years ended December 31, 2021, 2022 and 2023, the VIEs have incurred revenues of RMB27.0 million, RMB26.4 million and RMB40.1 million, respectively, derived from inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as fees, which have been eliminated upon consolidation.
(2)
For the years ended December 31, 2021, 2022 and 2023, the VIEs have incurred costs of RMB16.8 million, RMB13.5 million and RMB23.0 million, respectively, related to technical services provided by the inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as revenues, which have been eliminated upon consolidation.

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash flow from operating activities：
Net cash (used in)/provided by transactions with inter-company entities	(44,528)	45,768	(4,885)
Net cash (used in)/provided by transactions with third parties	(75,240)	(62,108)	5,180
Net cash (used in)/provided by operating activities	(119,768)	(16,340)	295
Cash flow from investing activities：
Loans (paid to)/collected from inter-company entities	(12,523)	(77,751)	72,427
Net cash provided by/(used in) other investing activities	93,034	79,148	(154,830)
Net cash provided by/(used in) investing activities	80,511	1,397	(82,403)
Cash flow from financing activities：
Investments from inter-company entities	400	—	—
Repatriation of capital to facilitate the reorganization	(10,000)	—	—
(Repayment of)/proceeds from loans from inter-company entities	(20,890)	123	157,423
Net cash used in other financing activities	(240)	—	—
Net cash (used in)/provided by financing activities	(30,730)	123	157,423

1. Organization and Principal Activities (Continued)

As of December 31, 2023, there was no pledge or collateralization of the VIEs’ assets. Unrecognized revenue-producing assets that are held by the VIEs and subsidiaries of the VIEs mainly comprise of the Online Culture Operating Permit, the Publication Operation Permit, the Permit for Radio and Television Program Production and Operation, the Value-added Telecommunications Business Operating License, trademark, and domain name. Recognized revenue-producing assets that are held by the VIEs and subsidiaries of the VIEs mainly comprise of property and equipment, licensed copyrights of reading content, and audio content. The balances and transactions of the consolidated VIEs disclosed above were reflected in the Company’s consolidated financial statements with inter-company transactions eliminated.